ACCOUNTING POLICIES - Adjustments for ASC 606 (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Voyages in progress	$ 59,437	$ 17,951	$ 38,254
Other current assets	5,359	3,084	13
Liabilities
Accrued expenses	37,031	38,208	38,809
Equity
Accumulated deficit	(295,118)	$ (289,134)	(272,503)
Balance without ASC 606
Assets
Voyages in progress	91,287		38,254
Other current assets	(51)		13
Liabilities
Accrued expenses	37,990		38,809
Equity
Accumulated deficit	(269,637)		(272,503)
Adjustments for ASC 606
Assets
Voyages in progress	(31,850)		(20,303)
Other current assets	5,410		3,071
Liabilities
Accrued expenses	(959)		(601)
Equity
Accumulated deficit	$ (25,481)		$ (16,631)